UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 64.1%
Industrial - 58.3%
Basic - 6.1%
ArcelorMittal
6.00%, 3/01/21	U.S.$	472	$508,302
6.75%, 2/25/22		1,014	1,136,461
Ashland LLC
4.75%, 8/15/22		1,171	1,221,575
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		300	315,381
Berry Global, Inc.
6.00%, 10/15/22		645	675,928
CF Industries, Inc.
7.125%, 5/01/20		435	474,820
Cleveland-Cliffs, Inc.
4.875%, 1/15/24 (a)		445	443,078
FMG Resources (August 2006) Pty Ltd.
5.125%, 5/15/24 (a)		205	209,602
Freeport-McMoRan, Inc.
2.375%, 3/15/18		681	681,020
3.55%, 3/01/22		300	296,727
4.00%, 11/14/21		340	343,335
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		388	416,836
INEOS Finance PLC
4.00%, 5/01/23 (a)	EUR	353	435,194
Lecta SA
6.50%, 8/01/23 (a)		748	927,481
Lundin Mining Corp.
7.875%, 11/01/22 (a)	U.S.$	1,095	1,174,552
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		400	411,948
Novelis Corp.
6.25%, 8/15/24 (a)		283	296,573
Peabody Energy Corp.
6.00%, 3/31/22 (a)		1,430	1,484,311
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,433	1,484,058
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,200	1,269,480
5.25%, 4/01/23 (a)		364	389,560
Smurfit Kappa Acquisitions ULC
4.875%, 9/15/18 (a)		854	862,600
United States Steel Corp.
8.375%, 7/01/21 (a)		368	399,424
Valvoline, Inc.
5.50%, 7/15/24		73	77,536
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,381	1,449,622

			17,385,404

	Principal Amount (000)		U.S. $ Value
Capital Goods - 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	1,381	$1,405,830
Ball Corp.
4.00%, 11/15/23		270	275,316
Clean Harbors, Inc.
5.125%, 6/01/21		795	803,817
5.25%, 8/01/20		703	711,598
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		139	142,902
EnPro Industries, Inc.
5.875%, 9/15/22		1,284	1,339,623
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		500	514,325
9.875%, 2/01/21 (a)		659	696,701
KLX, Inc.
5.875%, 12/01/22 (a)		1,302	1,362,777
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	522,179
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	695	851,491
Tervita Escrow Corp.
7.625%, 12/01/21 (b)	U.S.$	450	450,932

			9,077,491

Communications - Media - 8.2%
Altice Financing SA
6.625%, 2/15/23 (a)		1,193	1,244,609
Altice Luxembourg SA
7.75%, 5/15/22 (a)		718	707,309
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		1,443	1,476,723
AMC Networks, Inc.
4.75%, 12/15/22		898	918,887
5.00%, 4/01/24		711	718,679
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		614	607,891
5.25%, 9/30/22		936	959,447
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		1,564	1,590,291
CSC Holdings LLC
6.625%, 10/15/25 (a)		301	325,402
6.75%, 11/15/21		1,424	1,527,311
DISH DBS Corp.
5.125%, 5/01/20		144	147,038
6.75%, 6/01/21		391	413,443
7.875%, 9/01/19		606	647,959
Lamar Media Corp.
5.00%, 5/01/23		671	691,271
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		865	889,722

	Principal Amount (000)		U.S. $ Value
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)	U.S.$	1,439	$1,440,612
Netflix, Inc.
5.50%, 2/15/22		954	1,004,858
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,687
SFR Group SA
6.00%, 5/15/22 (a)		1,574	1,593,785
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	730,141
6.125%, 10/01/22		745	767,857
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		850	854,564
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,398	1,427,372
6.375%, 10/15/23		317	330,856
Time, Inc.
5.75%, 4/15/22 (a)		10	10,436
Univision Communications, Inc.
6.75%, 9/15/22 (a)		311	322,967
Urban One, Inc.
7.375%, 4/15/22 (a)		1,479	1,473,883
Virgin Media Secured Finance PLC
5.25%, 1/15/21		743	781,874

			23,624,874

Communications - Telecommunications - 5.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	402,931
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	464	469,754
Series T
5.80%, 3/15/22		260	254,636
Frontier Communications Corp.
8.50%, 4/15/20		795	661,011
8.75%, 4/15/22		343	246,672
8.875%, 9/15/20		430	357,068
10.50%, 9/15/22		320	242,195
Hughes Satellite Systems Corp.
6.50%, 6/15/19		665	696,634
7.625%, 6/15/21		587	647,044
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)		383	441,653
Level 3 Financing, Inc.
5.375%, 8/15/22		653	661,274
Level 3 Parent LLC
5.75%, 12/01/22		953	958,299
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	526,876
Qwest Corp.
6.75%, 12/01/21		265	284,544
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		438	466,290

	Principal Amount (000)		U.S. $ Value
SoftBank Group Corp.
4.50%, 4/15/20 (a)	U.S.$	752	$766,875
5.375%, 7/30/22 (a)		1,210	1,259,707
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		667	713,356
9.00%, 11/15/18 (a)		286	301,270
T-Mobile USA, Inc.
6.00%, 3/01/23		731	764,750
6.50%, 1/15/24		235	249,210
6.625%, 4/01/23		355	370,581
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		343	334,500
Wind Tre SpA
2.625%, 1/20/23 (a)	EUR	972	1,141,587
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20	U.S.$	645	544,528
8.75%, 12/15/24 (a)		1,065	744,147
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		1,252	1,305,410

			15,812,802

Consumer Cyclical - Automotive - 1.0%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		956	981,974
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23		781	813,490
IHO Verwaltungs GmbH
4.125%, 9/15/21 (a)(c)		200	203,466
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)		751	791,975

			2,790,905

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment Holdings, Inc.
5.875%, 2/15/22		664	673,229
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		1,324	1,368,950

			2,042,179

Consumer Cyclical - Other - 6.4%
Beazer Homes USA, Inc.
5.75%, 6/15/19		84	86,717
8.75%, 3/15/22		804	885,710
CalAtlantic Group, Inc.
8.375%, 5/15/18		230	235,046
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	185	231,510
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21	U.S.$	106	109,237
4.875%, 11/01/20		488	507,583
5.375%, 11/01/23		1,024	1,099,540
International Game Technology PLC
5.625%, 2/15/20 (a)		950	989,273

	Principal Amount (000)		U.S. $ Value
KB Home
4.75%, 5/15/19	U.S.$	734	$747,036
7.00%, 12/15/21		144	159,744
8.00%, 3/15/20		265	291,063
Lennar Corp.
4.125%, 12/01/18		200	201,890
4.50%, 6/15/19		150	153,273
6.95%, 6/01/18		775	789,299
MDC Holdings, Inc.
5.625%, 2/01/20		645	674,206
Meritage Homes Corp.
7.00%, 4/01/22		622	703,146
7.15%, 4/15/20		821	892,854
MGM Resorts International
6.625%, 12/15/21		916	1,005,200
7.75%, 3/15/22		143	163,293
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		600	644,052
PulteGroup, Inc.
4.25%, 3/01/21		1,367	1,411,373
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,451	1,522,375
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		1,137	1,177,432
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		295	308,505
5.50%, 2/15/23 (a)		834	868,744
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.25%, 4/15/21 (a)		611	620,611
Toll Brothers Finance Corp.
4.00%, 12/31/18		365	369,004
4.375%, 4/15/23		867	897,987
5.875%, 2/15/22		560	611,201

			18,356,904

Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	159	214,373

Consumer Cyclical - Retailers - 2.4%
Dollar Tree, Inc.
5.25%, 3/01/20	U.S.$	60	61,105
5.75%, 3/01/23		384	402,682
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,377	1,419,343
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		710	726,784
L Brands, Inc.
5.625%, 2/15/22		600	639,366
6.625%, 4/01/21		490	537,118
7.00%, 5/01/20		155	168,671
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,393	1,435,124
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		395	392,800

	Principal Amount (000)		U.S. $ Value
Sonic Automotive, Inc.
5.00%, 5/15/23	U.S.$	1,179	$1,146,483
William Carter Co. (The)
5.25%, 8/15/21		110	112,690

			7,042,166

Consumer Non-Cyclical - 6.3%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		428	434,600
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		1,581	1,427,943
6.25%, 3/31/23		195	175,611
DaVita, Inc.
5.75%, 8/15/22		161	165,613
Endo Finance LLC
5.75%, 1/15/22 (a)		1,375	1,146,090
Envision Healthcare Corp.
5.625%, 7/15/22		1,235	1,251,710
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,610	1,619,596
HCA Healthcare, Inc.
6.25%, 2/15/21		561	597,830
HCA, Inc.
5.875%, 3/15/22		608	652,931
6.50%, 2/15/20		416	443,177
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,185	1,243,160
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		1,025	1,070,120
LifePoint Health, Inc.
5.50%, 12/01/21		1,333	1,361,580
5.875%, 12/01/23		420	424,880
Mallinckrodt International Finance SA
3.50%, 4/15/18		582	581,418
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		466	424,656
MEDNAX, Inc.
5.25%, 12/01/23 (a)		1,539	1,569,087
Tenet Healthcare Corp.
4.50%, 4/01/21		758	764,307
4.75%, 6/01/20		125	127,453
6.00%, 10/01/20		582	614,365
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20(a)		1,082	1,084,662
6.50%, 3/15/22 (a)		439	461,898
Voyage Care BondCo PLC
5.875%, 5/01/23 (a)	GBP	238	326,792

			17,969,479

Energy - 8.4%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	1,406	1,436,229
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		511	581,288

	Principal Amount (000)		U.S. $ Value
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(c)(d)(e)	U.S.$	317	$312,280
Continental Resources, Inc./OK
3.80%, 6/01/24		26	25,671
4.50%, 4/15/23		773	787,053
5.00%, 9/15/22		589	598,630
DCP Midstream Operating LP
4.95%, 4/01/22		1,011	1,051,450
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23		450	400,252
Energy Transfer Equity LP
4.25%, 3/15/23		1,333	1,320,843
7.50%, 10/15/20		501	551,771
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 8/01/22		162	167,686
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		195	201,337
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		938	928,461
Murphy Oil Corp.
4.00%, 6/01/22		296	297,447
Murphy Oil USA, Inc.
6.00%, 8/15/23		50	52,040
Nabors Industries, Inc.
4.625%, 9/15/21		1,332	1,269,356
5.50%, 1/15/23		656	637,068
Newfield Exploration Co.
5.75%, 1/30/22		319	341,336
Oasis Petroleum, Inc.
6.50%, 11/01/21		220	224,849
6.875%, 3/15/22		787	808,642
PHI, Inc.
5.25%, 3/15/19		1,130	1,128,531
Pride International LLC
6.875%, 8/15/20		370	385,980
QEP Resources, Inc.
5.25%, 5/01/23		862	872,060
5.375%, 10/01/22		328	335,328
Range Resources Corp.
5.00%, 8/15/22-3/15/23		558	554,348
5.75%, 6/01/21		326	338,277
5.875%, 7/01/22		31	31,927
SM Energy Co.
6.125%, 11/15/22		320	325,693
6.50%, 11/15/21		1,103	1,122,115
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,081,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19		1,150	1,159,016
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		306	333,081
Transocean, Inc.
5.80%, 10/15/22		1,092	1,079,715

	Principal Amount (000)		U.S. $ Value
Whiting Petroleum Corp.
5.00%, 3/15/19	U.S.$	69	$70,635
5.75%, 3/15/21		531	546,765
Williams Cos., Inc. (The)
3.70%, 1/15/23		814	807,708
WPX Energy, Inc.
6.00%, 1/15/22		298	312,286
7.50%, 8/01/20		509	550,738

			24,029,452

Other Industrial - 1.5%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		349	368,457
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		374	384,094
7.00%, 6/15/23		242	248,009
HRG Group, Inc.
7.875%, 7/15/19		1,418	1,420,382
LKQ Corp.
4.75%, 5/15/23		917	933,579
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	645	911,046

			4,265,567

Services - 3.3%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	868	856,404
6.25%, 10/15/21		367	400,973
APX Group, Inc.
6.375%, 12/01/19		175	177,356
7.875%, 12/01/22		1,276	1,365,295
Aramark Services, Inc.
5.125%, 1/15/24		141	148,030
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	109	134,381
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	1,177	1,074,060
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	408	523,725
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	287	286,971
5.875%, 1/15/22-10/15/24		663	680,729
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,446	1,565,657
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		560	566,272
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		695	770,025
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		300	306,666
5.375%, 4/15/23 (a)		572	588,988

			9,445,532

	Principal Amount (000)		U.S. $ Value
Technology - 3.3%
Amkor Technology, Inc.
6.375%, 10/01/22	U.S.$	305	$314,675
6.625%, 6/01/21		175	177,279
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		551	643,810
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		542	562,536
7.125%, 6/15/24 (a)		211	230,342
First Data Corp.
5.375%, 8/15/23 (a)		1,284	1,338,031
Infor US, Inc.
5.75%, 8/15/20 (a)		827	850,164
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		294	298,722
6.00%, 8/15/23		281	293,668
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	653,185
4.125%, 6/01/21 (a)		537	548,492
4.625%, 6/01/23 (a)		509	532,200
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	248	307,388
4.875%, 5/15/23 (a)	U.S.$	673	696,239
Sanmina Corp.
4.375%, 6/01/19 (a)		1,524	1,561,917
Symantec Corp.
3.95%, 6/15/22		445	453,615

			9,462,263

Transportation - Services - 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		201	206,646
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	416	521,648
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	655	707,845
7.75%, 6/01/24 (a)		106	116,692
Hertz Corp. (The)
5.875%, 10/15/20		130	130,020
7.375%, 1/15/21		1,078	1,090,074
Loxam SAS
3.50%, 4/15/22 (a)	EUR	112	140,514
4.25%, 4/15/24 (a)		105	134,726
United Rentals North America, Inc.
4.625%, 7/15/23	U.S.$	902	931,333
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		1,311	1,388,520

			5,368,018

			166,887,409

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 4.9%
Banking - 2.9%
Ally Financial, Inc.
3.75%, 11/18/19	U.S.$	380	$385,282
4.125%, 3/30/20-2/13/22		506	516,270
4.75%, 9/10/18		754	763,583
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(f)	EUR	200	284,652
Banco Santander SA
6.75%, 4/25/22 (a)(f)		300	409,197
Barclays PLC
8.00%, 12/15/20 (f)		340	469,223
CIT Group, Inc.
5.00%, 8/15/22	U.S.$	108	114,587
Citigroup Capital XVIII
1.409% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (g)	GBP	643	776,323
Lloyds Banking Group PLC
7.625%, 6/27/23 (a)(f)		410	637,161
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	U.S.$	344	379,016
6.10%, 6/10/23		681	749,672
Series U
4.015% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(g)		900	893,439
UBS Group AG
7.125%, 8/10/21 (a)(f)		420	457,371
UniCredit SpA
9.25%, 6/03/22 (a)(f)	EUR	220	319,991
Zions Bancorporation
5.65%, 11/15/23	U.S.$	1,112	1,145,693

			8,301,460

Finance - 1.3%
goeasy Ltd.
7.875%, 11/01/22 (a)		141	146,963
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	204	257,081
7.375%, 4/15/21 (a)	U.S.$	200	209,318
Navient Corp.
4.875%, 6/17/19		649	659,403
6.50%, 6/15/22		496	520,889
8.00%, 3/25/20		296	319,473
OneMain Financial Holdings LLC
6.75%, 12/15/19 (a)		625	646,488
SLM Corp.
5.125%, 4/05/22		449	464,562
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		528	481,895

			3,706,072

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.5%
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	731	$882,063
3.125%, 7/15/24 (a)	U.S.$	355	427,808
LHC3 PLC
4.125%, 8/15/24 (a)(c)		123	151,551
Oxford Finance LLC / Oxford Finance Co- Issuer II, Inc.
6.375%, 12/15/22 (a)		54	55,709
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)		34	35,733

			1,552,864

REITS - 0.2%
SBA Communications Corp.
4.00%, 10/01/22 (a)		410	408,385

			13,968,781

Utility - 0.9%
Electric - 0.8%
Calpine Corp.
6.00%, 1/15/22 (a)		926	955,456
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	657	823,554
DPL, Inc.
6.75%, 10/01/19	U.S.$	442	461,474

			2,240,484

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		307	315,719

			2,556,203

Total Corporates - Non-Investment Grade (cost $181,865,770)			183,412,393

CORPORATES - INVESTMENT GRADE - 21.2%
Industrial - 13.3%
Basic - 2.2%
Anglo American Capital PLC
4.125%, 4/15/21 (a)		1,323	1,364,159
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	498,056
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		1,030	1,143,630
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		610	639,036
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	290	361,179
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	310,653
LYB International Finance II BV
1.875%, 3/02/22	EUR	538	677,362
Mosaic Co. (The)
4.25%, 11/15/23	U.S.$	1,130	1,170,047

			6,164,122

	Principal Amount (000)		U.S. $ Value
Capital Goods - 1.4%
CNH Industrial Capital LLC
3.625%, 4/15/18	U.S.$	804	$805,922
4.375%, 4/05/22		648	672,047
CNH Industrial NV
4.50%, 8/15/23		854	889,945
General Electric Co.
Series D
5.00%, 1/21/21 (f)		35	36,138
Masco Corp.
5.95%, 3/15/22		572	634,079
Rolls-Royce PLC
2.125%, 6/18/21 (a)	EUR	791	1,011,236

			4,049,367

Communications - Media - 0.8%
21st Century Fox America, Inc.
4.00%, 10/01/23	U.S.$	132	139,622
Cox Communications, Inc.
3.35%, 9/15/26 (a)		484	472,403
Thomson Reuters Corp.
4.30%, 11/23/23		146	154,157
Time Warner Cable LLC
4.00%, 9/01/21		769	790,663
Viacom, Inc.
4.25%, 9/01/23		658	672,963

			2,229,808

Communications - Telecommunications - 0.3%
AT&T, Inc.
2.85%, 2/14/23		833	835,849

Consumer Cyclical - Automotive - 1.0%
FCE Bank PLC
1.615%, 5/11/23 (a)	EUR	819	1,021,276
General Motors Financial Co., Inc.
0.955%, 9/07/23 (a)		441	528,472
Schaeffler Finance BV
4.75%, 5/15/23 (a)	U.S.$	469	482,170
Volkswagen International Finance NV
Series 4Y
0.50%, 3/30/21 (a)	EUR	800	967,539

			2,999,457

Consumer Cyclical - Entertainment - 0.4%
Carnival Corp.
1.875%, 11/07/22		785	1,001,955

Consumer Cyclical - Other - 0.4%
DR Horton, Inc.
3.75%, 3/01/19	U.S.$	590	597,865
4.00%, 2/15/20		600	617,508

			1,215,373

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.3%
AutoNation, Inc.
6.75%, 4/15/18	U.S.$	106	$107,319
CVS Health Corp.
3.50%, 7/20/22		600	611,598

			718,917

Consumer Non-Cyclical - 2.3%
Coca-Cola European Partners PLC
0.75%, 2/24/22 (a)	EUR	834	1,016,945
General Mills, Inc.
2.10%, 11/16/20		752	949,314
McKesson Corp.
0.625%, 8/17/21		845	1,021,720
Molson Coors Brewing Co.
1.45%, 7/15/19	U.S.$	459	452,602
Mylan NV
3.15%, 6/15/21		240	241,229
Mylan, Inc.
3.125%, 1/15/23 (a)		467	460,527
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		370	369,648
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		1,413	1,294,583
Tyson Foods, Inc.
4.50%, 6/15/22		372	397,326
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		480	491,520

			6,695,414

Energy - 1.3%
Andeavor
4.75%, 12/15/23 (a)		457	491,078
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		470	498,106
Cenovus Energy, Inc.
3.00%, 8/15/22		386	383,364
3.80%, 9/15/23		30	30,518
Kinder Morgan, Inc./DE
7.25%, 6/01/18		871	888,385
Noble Energy, Inc.
5.625%, 5/01/21		445	456,330
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		387	429,856
Williams Partners LP
3.35%, 8/15/22		679	686,021

			3,863,658

	Principal Amount (000)		U.S. $ Value
Services - 0.3%
eBay, Inc.
3.80%, 3/09/22	U.S.$	192	$199,281
Total System Services, Inc.
3.75%, 6/01/23		333	340,695
3.80%, 4/01/21		309	317,510

			857,486

Technology - 1.9%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)		266	281,997
Agilent Technologies, Inc.
3.875%, 7/15/23		495	513,325
Dell International LLC/EMC Corp.
3.48%, 6/01/19 (a)		398	402,923
5.45%, 6/15/23 (a)		448	483,625
6.02%, 6/15/26 (a)		157	173,025
Seagate HDD Cayman
4.75%, 1/01/25		79	77,553
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		517	522,791
VMware, Inc.
2.95%, 8/21/22		216	215,495
Western Digital Corp.
7.375%, 4/01/23 (a)		1,548	1,670,694
Xerox Corp.
3.625%, 3/15/23		677	661,090
4.07%, 3/17/22		482	486,521

			5,489,039

Transportation - Airlines - 0.3%
Ryanair DAC
1.125%, 3/10/23 (a)	EUR	703	856,281

Transportation - Services - 0.4%
FedEx Corp.
1.00%, 1/11/23		831	1,014,902

			37,991,628

Financial Institutions - 6.9%
Banking - 4.3%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)	U.S.$	787	880,236
American Express Credit Corp.
0.625%, 11/22/21	EUR	696	846,795
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)	U.S.$	520	565,491
Capital One Bank USA, NA
3.375%, 2/15/23		509	513,922
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	369	443,895
Compass Bank
2.875%, 6/29/22	U.S.$	687	680,425
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	690,003

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA/London
3.375%, 1/10/22 (a)	U.S.$	323	$327,884
Credit Suisse Group Funding Guernsey Ltd.
Series E
1.25%, 4/14/22 (a)	EUR	960	1,188,646
Deutsche Bank AG
Series G
3.375%, 5/12/21	U.S.$	598	603,382
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	801	1,021,541
ING Groep NV
3.15%, 3/29/22	U.S.$	761	769,150
JPMorgan Chase & Co.
2.295%, 8/15/21		541	535,866
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21		600	605,454
Mizuho Financial Group, Inc.
2.703% (LIBOR 3 Month + 1.14%), 9/13/21 (g)		769	780,927
Morgan Stanley
5.00%, 11/24/25		662	724,758
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		345	353,063
Santander UK Group Holdings PLC
3.571%, 1/10/23		263	266,521
SMFG Preferred Capital USD 3 Ltd.
9.50%, 7/25/18 (a)(f)		100	103,817
Standard Chartered PLC
3.95%, 1/11/23 (a)		506	511,278

			12,413,054

Brokerage - 0.2%
GFI Group, Inc.
8.375%, 7/19/18		467	478,493

Finance - 0.5%
HSBC Finance Corp.
6.676%, 1/15/21		226	251,271
International Lease Finance Corp.
8.25%, 12/15/20		400	459,308
Santander Consumer Finance SA
0.90%, 2/18/20 (a)	EUR	700	854,559

			1,565,138

Insurance - 0.8%
Berkshire Hathaway, Inc.
0.625%, 1/17/23		843	1,018,503
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(f)	U.S.$	500	501,950
Prudential Financial, Inc.
8.875%, 6/15/38		820	842,738

			2,363,191

	Principal Amount (000)		U.S. $ Value
REITS - 1.1%
EPR Properties
4.50%, 4/01/25	U.S.$	690	$705,753
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		889	916,808
5.50%, 2/01/21		316	323,243
VEREIT Operating Partnership LP
4.60%, 2/06/24		473	494,332
Welltower, Inc.
4.95%, 1/15/21		585	621,732

			3,061,868

			19,881,744

Utility - 1.0%
Electric - 0.9%
Dominion Energy, Inc.
4.104%, 4/01/21		500	519,685
EDP Finance BV
6.00%, 2/02/18 (a)		526	527,609
FirstEnergy Corp.
Series B
4.25%, 3/15/23		745	778,905
PSEG Power LLC
3.00%, 6/15/21		663	668,311

			2,494,510

Natural Gas - 0.1%
Centrica PLC
4.00%, 10/16/23 (a)		331	340,755

			2,835,265

Total Corporates - Investment Grade (cost $60,173,981)			60,708,637

BANK LOANS - 7.0%
Industrial - 6.8%
Basic - 0.4%
Berry Global, Inc. (fka Berry Plastics Corporation)
3.406% (LIBOR 1 Month + 2.00%), 1/06/21 (h)		288	288,919
Foresight Energy LLC
7.443% (LIBOR 3 Month + 5.75%), 3/28/22 (h)		174	162,615
Multi-Color Corporation
3.819% (LIBOR 1 Month + 2.25%), 10/31/24 (h)		540	543,375
Unifrax I LLC
5.193% (LIBOR 3 Month + 3.50%), 4/04/24 (e)(h)		149	150,743

			1,145,652

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.9%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.319% (LIBOR 1 Month + 3.75%), 8/18/24 (h)	U.S.$	236	$237,541
Avolon TLB Borrower 1 (US) LLC
3.751% (LIBOR 1 Month + 2.25%), 3/21/22 (h)		522	518,180
Gardner Denver, Inc.
4.443% (LIBOR 3 Month + 2.75%), 7/30/24 (h)		123	122,931
Gates Global LLC
4.693% (LIBOR 3 Month + 3.00%), 4/01/24 (h)		363	364,523
GFL Environmental Inc.
4.443% (LIBOR 3 Month + 2.75%), 9/29/23 (h)		250	251,083
HD Supply Waterworks, Ltd.
4.455% (LIBOR 3 Month + 3.00%), 8/01/24 (e)(h)		63	63,617
Navistar, Inc.
4.90% (LIBOR 3 Month + 3.50%), 11/06/24 (h)		107	107,431
Transdigm, Inc.
4.319% (LIBOR 1 Month + 2.75%), 6/09/23 (h)		453	453,901
4.443% (LIBOR 1 Month + 2.75%), 6/09/23 (h)		237	236,795
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.319% (LIBOR 1 Month + 2.75%), 3/03/23 (h)		61	61,381

			2,417,383

Communications - Media - 0.2%
Checkout Holding Corp. (fka Catalina Marketing)
5.069% (LIBOR 1 Month + 3.50%), 4/09/21 (h)		239	188,314
Townsquare Media, Inc.
4.423% (LIBOR 2 Month + 3.00%), 4/01/22 (h)		410	410,443

			598,757

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
1/15/24 (i)		144	145,317
West Corporation
5.35% (LIBOR 1 Month + 4.00%), 10/10/24 (h)		523	524,212

			669,529

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.693% (LIBOR 3 Month + 3.00%), 4/01/24 (h)	U.S.$	1,041	$1,026,477

Consumer Cyclical - Other - 0.9%
Caesars Resort Collection, LLC
4.336% (LIBOR 1 Month + 2.75%), 12/23/24 (h)		440	441,757
Golden Nugget, Inc. (fka Landry’s Inc.)
4.66% (LIBOR 2 Month + 3.25%), 10/04/23 (h)		542	546,156
4.86% (LIBOR 2 Month + 3.25%), 10/04/23 (h)		713	717,662
La Quinta Intermediate Holdings LLC
4.109% (LIBOR 3 Month + 2.75%), 4/14/21 (h)		413	413,727
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
4.443% (LIBOR 3 Month + 2.75%), 5/14/20 (h)		478	479,888

			2,599,190

Consumer Cyclical - Restaurants - 0.6%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
3.819% (LIBOR 3 Month + 2.25%), 2/16/24 (h)		1,114	1,113,880
3.943% (LIBOR 1 Month + 2.25%), 2/16/24 (h)		716	716,096

			1,829,976

Consumer Cyclical - Retailers - 0.2%
J.C. Penney Corporation, Inc.
5.729% (LIBOR 3 Month + 4.25%), 6/23/23 (h)		400	373,373
Michaels Stores, Inc.
4.21% (LIBOR 1 Month + 2.75%), 1/30/23 (h)		37	36,947
4.251% (LIBOR 1 Month + 2.75%), 1/30/23 (h)		6	6,370
4.319% (LIBOR 1 Month + 2.75%), 1/30/23 (h)		99	99,284

			515,974

Consumer Non-Cyclical - 1.8%
Acadia Healthcare Company, Inc.
4.14% (LIBOR 1 Month + 2.75%), 2/16/23 (h)		312	313,166
4.32% (LIBOR 1 Month + 2.75%), 2/11/22 (h)		81	81,667

	Principal Amount (000)		U.S. $ Value
Air Medical Group Holdings, Inc.
4.94% (LIBOR 3 Month + 3.25%), 4/28/22 (h)	U.S.$	491	$488,561
5.67% (LIBOR 3 Month + 4.00%), 4/28/22 (h)		997	996,749
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.319% (LIBOR 1 Month + 7.75%), 9/26/25 (e)(h)		462	429,867
Arbor Pharmaceuticals, LLC
6.693% (LIBOR 3 Month + 5.00%), 7/05/23 (e)(h)		427	430,423
Avantor, Inc.
5.511% (LIBOR 1 Month + 4.00%), 11/21/24 (h)		262	262,629
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.57% (LIBOR 3 Month + 3.00%), 12/01/23 (h)		136	136,280
Horizon Pharma, Inc.
4.75% (LIBOR 3 Month + 3.25%), 3/29/24 (h)		1,147	1,151,111
Kinetic Concepts, Inc.
4.943% (LIBOR 3 Month + 3.25%), 2/02/24 (h)		313	311,779
Post Holdings, Inc.
3.82% (LIBOR 3 Month + 2.25%), 5/24/24 (h)		203	204,054
Vizient, Inc.
5.069% (LIBOR 1 Month + 3.50%), 2/13/23 (h)		230	230,578

			5,036,864

Energy - 0.2%
California Resources Corporation
11.876% (LIBOR 1 Month + 10.38%), 12/31/21 (h)		545	597,065

Other Industrial - 0.2%
Travelport Finance (Luxembourg) SARL
4.166% (LIBOR 3 Month + 2.75%), 9/02/21 (h)		687	686,748

Services - 0.4%
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science)
4.819% (LIBOR 1 Month + 3.25%), 10/03/23 (h)		200	201,365
iPayment, Inc.
6.618% (LIBOR 6 Month + 5.00%), 4/11/23 (e)(h)		693	698,462

	Principal Amount (000)		U.S. $ Value
Sedgwick Claims Management Services, Inc.
4.319% (LIBOR 1 Month + 2.75%), 3/01/21 (h)	U.S.$	362	$362,128

			1,261,955

Technology - 0.4%
Conduent Incorporated
4.569% (LIBOR 1 Month + 3.00%), 12/07/23 (h)		63	63,756
MTS Systems Corporation
4.69% (LIBOR 3 Month + 3.25%), 7/05/23 (e)(h)		406	409,132
Solera, LLC (Solera Finance, Inc.)
4.818% (LIBOR 1 Month + 3.25%), 3/03/23 (h)		688	691,801

			1,164,689

			19,550,259

Financial Institutions - 0.2%
Insurance - 0.2%
MPH Acquisition Holdings LLC
4.693% (LIBOR 3 Month + 3.00%), 6/07/23 (h)		600	601,109

Total Bank Loans (cost $20,011,473)			20,151,368

EMERGING MARKETS - CORPORATE BONDS - 1.5%
Industrial - 1.3%
Basic - 0.5%
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		568	575,509
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		327	338,690
7.25%, 5/15/22 (a)		491	513,223

			1,427,422

Communications - Telecommunications - 0.3%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		820	847,880

Consumer Non-Cyclical - 0.0%
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(c)(e)(j)(k)		266	21,277
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(j)(k)		425	25,500

			46,777

Energy - 0.4%
Petrobras Global Finance BV
5.999%, 1/27/28 (a)		784	787,285
6.125%, 1/17/22		18	19,103
6.25%, 3/17/24		311	329,271

			1,135,659

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	U.S.$	280	$286,876

			3,744,614

Financial Institutions - 0.2%
Banking - 0.2%
Turkiye Vakiflar Bankasi TAO
3.75%, 4/15/18 (a)		515	514,784

Total Emerging Markets - Corporate Bonds (cost $4,836,643)			4,259,398

EMERGING MARKETS - SOVEREIGNS - 0.8%
Argentina - 0.3%
Argentine Republic Government International Bond
6.875%, 4/22/21		807	876,604

Bahrain - 0.2%
CBB International Sukuk Co. SPC
6.273%, 11/22/18 (a)		498	509,755

Dominican Republic - 0.2%
Dominican Republic International Bond
7.50%, 5/06/21 (a)		620	673,807

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		240	247,440

Total Emerging Markets - Sovereigns (cost $2,265,610)			2,307,606

ASSET-BACKED SECURITIES - 0.7%
Other ABS - Fixed Rate - 0.7%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(e)		603	606,932
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)(e)		1,037	1,050,945
Wendys Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(e)		381	380,881

Total Asset-Backed Securities (cost $2,020,875)			2,038,758

GOVERNMENTS - TREASURIES - 0.6%
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	30,493	538,121

	Principal Amount (000)		U.S. $ Value
United States - 0.4%
U.S. Treasury Notes
3.75%, 11/15/18 (l)	U.S.$	1,182	$1,201,762

Total Governments - Treasuries (cost $1,725,600)			1,739,883

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Risk Share Floating Rate - 0.5%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (g)		159	183,256
Series 2015-C04, Class 2M2
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		243	272,239
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		460	547,734
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		203	240,505
Series 2016-C05, Class 2M2
6.002% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		197	219,126

Total Collateralized Mortgage Obligations (cost $1,262,304)			1,462,860

EMERGING MARKETS - TREASURIES - 0.3%
Dominican Republic - 0.2%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	19,200	519,075

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,538	283,328

Total Emerging Markets - Treasuries (cost $769,734)			802,403

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Kazakhstan - 0.2%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (a)	U.S.$	360	393,300
7.00%, 5/05/20 (a)		246	266,418

Total Quasi-Sovereigns (cost $654,505)			659,718

	Principal Amount (000)			U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Carlyle Global Market Strategies CLO Ltd.
Series 2014-2A, Class AR
2.666% (LIBOR 3 Month + 1.25%), 5/15/25 (a)(e)(g) (cost $550,000)	U.S.$	550		$552,309

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
Non-Agency Fixed Rate CMBS - 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.214%, 6/15/45 (a)(e)		100		99,195
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41 (e)		0	**	471

Total Commercial Mortgage-Backed Securities (cost $102,176)				99,666

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jan 2018; Contracts: 1,181; Exercise
Price: USD 250.00;
Counterparty: Morgan Stanley & Co., Inc. (k)
(premiums paid $90,986)	USD	118,100		33,659

Company	Shares
SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (m)(n)(o) (cost $6,119,718)		6,119,718		6,119,718

Total Investments - 99.3% (cost $282,449,375) (p)				284,348,376
Other assets less liabilities - 0.7%				2,024,248

Net Assets - 100.0%				$286,372,624

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	60	March 2018	EUR	6,000	$9,525,523	$9,474,730	$50,793
U.S. T-Note 10 Yr (CBT) Futures	100	March 2018	USD	10,000	$12,471,523	$12,404,687	$66,836

							$117,629

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,705	USD	515	1/03/18	$869
Bank of America, NA	USD	515	BRL	1,705	1/03/18	(1,414)
Bank of America, NA	USD	513	BRL	1,705	2/02/18	(598)
Citibank, NA	RUB	32,163	USD	529	1/25/18	(27,064)
Citibank, NA	USD	504	IDR	6,877,396	1/29/18	3,476
Citibank, NA	GBP	2,451	USD	3,295	2/02/18	(16,696)
Citibank, NA	USD	575	MXN	11,001	2/22/18	(20,553)
Citibank, NA	EUR	22,115	USD	26,170	3/12/18	(471,237)
Deutsche Bank AG	BRL	1,705	USD	515	1/03/18	1,414
Deutsche Bank AG	USD	528	BRL	1,705	1/03/18	(14,039)
HSBC Bank USA	AUD	2,135	USD	1,622	3/07/18	(43,927)
JPMorgan Chase Bank, NA	CAD	1,044	USD	821	1/18/18	(9,662)
Royal Bank of Scotland PLC	NZD	2,357	USD	1,631	3/07/18	(37,962)
Standard Chartered Bank	USD	443	INR	28,761	3/12/18	4,681
State Street Bank & Trust Co.	USD	487	CAD	611	1/18/18	(1,429)
State Street Bank & Trust Co.	ZAR	3,512	USD	257	2/07/18	(25,506)

						$(659,647)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	1,181	USD	245.00	January 2018	USD	118	$61,362	$(27,163)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/2018*	(5.00)%	Quarterly	2.49%	USD	470	$(12,090)	$(6,043)	$(6,047)
CDX-NAHY Series 25, 5 Year Index, 12/20/2020*	(5.00)	Quarterly	2.61	USD	5	(328)	3	(331)
CDX-NAIG Series 23, 5 Year Index, 12/20/2019*	(1.00)	Quarterly	0.27	USD	370	(5,380)	(2,430)	(2,950)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.45%	USD	78	$6,517	$2,847	$3,670
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00	Quarterly	3.07	USD	3,308	279,449	236,506	42,943
CDX-NAIG Series 20, 5 Year Index, 6/20/2018*	1.00	Quarterly	0.08	USD	1,540	7,280	1,407	5,873
iTraxx Xover Series 21, 5 Year Index, 6/20/2019*	5.00	Quarterly	0.74	EUR	3	234	151	83
iTraxx Xover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.65	EUR	3	411	98	313
iTraxx Xover Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.34	EUR	3,420	506,275	476,406	29,869

							$708,945	$73,423

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	4,200	5/03/26	1.771%	3 Month LIBOR	Semi-Annual/Quarterly	$189,595
USD	2,680	12/16/26	2.342%	3 Month LIBOR	Semi-Annual/Quarterly	9,134

						$198,729

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Windstream Services, LLC, 7.500%, 6/01/22, 3/20/18*	(5.00)%	Quarterly	26.16%	USD	576	$25,227	$38,955	$(13,728)
Windstream Services, LLC, 7.500%, 6/01/22, 6/20/18*	(5.00)	Quarterly	24.62	USD	604	50,416	75,557	(25,141)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	11.90	USD	540	128,037	69,872	58,165
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	11.90	USD	1,190	282,155	155,861	126,294
Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.43	EUR	424	40,800	26,135	14,665
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.43	EUR	326	31,384	19,950	11,434
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	Quarterly	0.26	USD	230	10,969	2,851	8,118
Windstream Services, LLC, 7.500%, 6/01/22, 12/20/22*	5.00	Quarterly	20.48	USD	1,180	(434,195)	(420,479)	(13,716)
Citibank, NA
thyssenkrupp AG, 4.000%, 8/27/18, 3/20/19*	1.00	Quarterly	0.22	EUR	1,050	11,951	(34,217)	46,168
Unitymedia GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	Quarterly	0.24	EUR	40	2,862	1,771	1,091
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.43	EUR	670	64,484	42,656	21,828

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00%	Quarterly	1.33%	EUR	410	$79,203	$41,444	$37,759
Deutsche Bank AG
CDX-CMBX.NA.BB B-Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,052	(153,469)	(74,931)	(78,538)
CDX-CMBX.NA.BB B-Series 6, 5/11/63*	3.00	Monthly	6.80	USD	315	(45,953)	(21,855)	(24,098)
Sprint Communications, Inc., 7.000%, 08/15/20, 9/20/18*	5.00	Quarterly	0.51	USD	510	17,374	4,338	13,036
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	Quarterly	0.28	USD	295	17,109	2,886	14,223
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.30	USD	1,580	172,355	94,135	78,220
CCO Holdings, LLC, 5.750%, 01/15/24, 3/20/19*	5.00	Quarterly	0.22	USD	300	17,737	7,522	10,215
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	836	(198,220)	(110,376)	(87,844)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	837	(198,457)	(107,622)	(90,835)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	1,026	(243,334)	(125,629)	(117,705)
CDX-CMBX.NA.BB B-Series 6, 5/11/63*	3.00	Monthly	6.80	USD	46	(6,711)	(3,189)	(3,522)
CDX-CMBX.NA.BB B-Series 6, 5/11/63*	3.00	Monthly	6.80	USD	592	(86,363)	(43,374)	(42,989)
Wendel, 3.750%, 1/21/21, 3/20/19*	5.00	Quarterly	0.10	EUR	1,050	77,910	71,291	6,619
JPMorgan Chase Bank, NA
Unitymedia GmbH, 9.625%, 12/01/19, 9/20/18*	5.00%	Quarterly	0.16%	EUR	190	8,431	4,666	3,765

						$(328,298)	$(281,782)	$(46,516)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	829,000	LIBOR	Quarterly	USD	829	3/20/18	$2,730
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	3/20/18	(249)
iBoxx $ Liquid High Yield Index	2,488,000	LIBOR	Quarterly	USD	2,488	3/20/18	(373)
iBoxx $ Liquid High Yield Index	3,318,000	LIBOR	Quarterly	USD	3,318	3/20/18	(498)
Citibank, NA
iBoxx $ Liquid High Yield Index	830,000	LIBOR	Quarterly	USD	830	3/20/18	2,191
iBoxx $ Liquid High Yield Index	3,318,000	LIBOR	Quarterly	USD	3,318	3/20/18	121
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	3/20/18	61
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	1,659,000	LIBOR	Quarterly	USD	1,659	3/20/18	(1,486)

							$2,497

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $115,912,798 or 40.5% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tervita Escrow Corp.
7.625%, 12/01/21	12/07/16	$450,000	$450,932	0.16%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15	263,580	21,277	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13-3/15/13	425,456	25,500	0.01%

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2017.

(d)	Convertible security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2017.
(i)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(j)	Defaulted.
(k)	Non-income producing security.
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,202,559 and gross unrealized depreciation of investments was $(4,583,242), resulting in net unrealized appreciation of $1,619,317.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$183,100,113		$312,280		$183,412,393
Corporates - Investment Grade		– 0	–	60,708,637		– 0	–	60,708,637
Bank Loans		– 0	–	17,969,124		2,182,244		20,151,368
Emerging Markets - Corporate Bonds		– 0	–	4,238,121		21,277		4,259,398
Emerging Markets - Sovereigns		– 0	–	2,307,606		– 0	–	2,307,606
Asset-Backed Securities		– 0	–	– 0	–	2,038,758		2,038,758
Governments - Treasuries		– 0	–	1,739,883		– 0	–	1,739,883
Collateralized Mortgage Obligations		– 0	–	1,462,860		– 0	–	1,462,860
Emerging Markets - Treasuries		– 0	–	802,403		– 0	–	802,403
Quasi-Sovereigns		– 0	–	659,718		– 0	–	659,718
Collateralized Loan Obligations		– 0	–	– 0	–	552,309		552,309
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	99,666		99,666
Options Purchased - Puts		– 0	–	33,659		– 0	–	33,659
Short-Term Investments		6,119,718		– 0	–	– 0	–	6,119,718

Total Investments in Securities		6,119,718		273,022,124		5,206,534		284,348,376
Other Financial Instruments (a):
Assets:
Futures		117,629		– 0	–	– 0	–	117,629
Forward Currency Exchange Contracts		– 0	–	10,440		– 0	–	10,440
Centrally Cleared Credit Default Swaps		– 0	–	800,166		– 0	–	800,166
Centrally Cleared Interest Rate Swaps		– 0	–	198,729		– 0	–	198,729
Credit Default Swaps		– 0	–	1,038,404		– 0	–	1,038,404
Total Return Swaps		– 0	–	5,103		– 0	–	5,103
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(670,087)		– 0	–	(670,087)
Put Options Written		– 0	–	(27,163)		– 0	–	(27,163)
Centrally Cleared Credit Default Swaps		– 0	–	(17,798)		– 0	–	(17,798)
Credit Default Swaps		– 0	–	(1,366,702)		– 0	–	(1,366,702)
Total Return Swaps		– 0	–	(2,606)		– 0	–	(2,606)

Total (b)		$6,237,347		$272,990,610		$5,206,534		$284,434,491

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 9/30/17	$309,693		$3,236,768	$31,251
Accrued discounts/(premiums)	299		1,589	– 0	–
Realized gain (loss)	– 0	–	6,455	(1,015)
Change in unrealized appreciation/depreciation	2,288		(35,708)	(1,337)
Purchases	– 0	–	686,330	– 0	–
Sales/Paydowns	– 0	–	(1,203,322)	(7,622)
Transfers in to Level 3	– 0	–	668,736	– 0	–
Transfers out of Level 3	– 0	–	(1,178,604)	– 0	–

Balance as of 12/31/17	$312,280		$2,182,244	$21,277

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$2,288		$(15,421)	$(2,352)

	Asset-Backed Securities		Collateralized Loan Obligations		Commercial Mortgage-Backed Securities
Balance as of 9/30/17	$1,662,710		$551,548		$167,901
Accrued discounts/(premiums)	– 0	–	– 0	–	(11)
Realized gain (loss)	– 0	–	– 0	–	4,119
Change in unrealized appreciation/depreciation	(2,327)		761		(5,425)
Purchases	381,000		– 0	–	– 0	–
Sales/Paydowns	(2,625)		– 0	–	(66,918)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/17	$2,038,758		$552,309		$99,666

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(2,327)		$761		$(5,425)

	Total
Balance as of 9/30/167	$5,959,871
Accrued discounts/(premiums)	1,877
Realized gain (loss)	9,559
Change in unrealized appreciation/depreciation	(41,748)
Purchases	1,067,330
Sales/Paydowns	(1,280,487)
Transfers in to Level 3	668,736
Transfers out of Level 3	(1,178,604	)(a)

Balance as of 12/31/17	$5,206,534

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(22,476)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	$21,031	$31,775	$46,686	$6,120	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018